Financial investments and financial receivables - Non-current financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial investments	$ 5,616	$ 3,441
Bonds
Disclosure of financial assets [line items]
Financial investments	2,090	1,863
Listed equity securities
Disclosure of financial assets [line items]
Financial investments	2,947	1,035
Non-listed equity securities
Disclosure of financial assets [line items]
Financial investments	$ 579	$ 543